Credit Facility (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jul. 04, 2022
Credit Facility [Line Items]
Initial credit				$ 800
Credit facility	$ 1,000
Aggregate amount			$ 800
Credit facility bore interest			4.00%
Total expense on service	420	$ 122
IPO [Member]
Credit Facility [Line Items]
Services in exchange for monthly base fee	$ 35
Aggrement term	3 years
Warrants issued percentage	70.00%
Base monthly fee immediately increase amount	$ 70
Offering or financing transaction amount	5,000
Transaction fee closing value	$ 100